Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Measurements
Fair Value Measurements

Note 3. Fair Value Measurements

Convertible Notes

During the second and third quarters of 2022, the Company issued the 2022 Notes. The fair value of the 2022 Notes on the issuance dates and as of September 30, 2022 were estimated using a Monte Carlo simulation to capture the path dependencies intrinsic to their terms. The significant unobservable inputs used in the fair value measurement of the Company’s convertible notes are the common stock price, volatility, and risk-free interest rates. Significant changes in these inputs may result in significantly lower or higher fair value measurement. The Company elected the fair value option when recording its 2022 Notes (See Note 2) and the notes were classified as liabilities and measured at fair value on the issuance date, with changes in fair value recognized as other income (expense) on the statements of operations and disclosed in the condensed financial statements. On August 26, 2022, two holders of the 2022 Notes converted their notes to 238,094 shares of the Company’s common stock and one holder of the 2022 Notes converted its note to 2,555 shares of Series X preferred stock.

A summary of significant unobservable inputs (Level 3 inputs) used in measuring the 2022 Notes upon the issuance dates, conversion dates and during three and nine months ended September 30, 2022 is as follows:

			Three months
		August 3, 2022 -	ended September	Nine months ended
	July 8, 2022	August 5, 2022	30, 2022	September 30, 2022
Dividend yield	0%	0%	0%	0%
Expected price volatility	57.0%	57.0%	57.0%	57.0%-57.2%
Risk free interest rate	2.96%	3.14%-3.29%	2.8%-4.05%	2.8%-4.05%
Expected term (in years)	1.0	1.0	0.7-0.9	0.7-0.9

Simple Agreement for Future Equity

On March 19, 2021, the Company entered into a SAFE agreement with an investor. At issuance date, the Company classified the cash received of $5.0 million as a liability, with changes in fair value recognized as other income (expense) on the statements of operations and disclosed in the condensed financial statements (See Note 5). On August 2, 2022 the SAFE was converted to 100,000 shares of Series X preferred stock (See Note 8).

A summary of significant unobservable inputs (Level 3 inputs) used in measuring the SAFE on the conversion date of August 2, 2022, and the period January 1, 2022 through August 2, 2022 is as follows:

		January 1,
	August 2,	2022 - August
	2022	2, 2022
Dividend yield	0%	0%
Expected price volatility	50.0%	50.0%
Risk free interest rate	3.08%	1.35%-3.08%
Expected term (in years)	1.5	0.8-1.5

Warrants

During the nine months ended September 30, 2022, the Company issued 195,140 common stock warrants in connection with its 2022 Notes (See Note 6). During the year ended December 31, 2020, the Company issued 1,034,176 common stock warrants in association with its 2020 convertible notes (the “2020 Notes”) issued during 2020. The warrants were classified as liabilities and measured at fair value on the grant date, with changes in fair value recognized as other income (expense) on the statements of operations and disclosed in the condensed financial statements.

On August 26, 2022, 750,000 warrants issued in connection with the 2020 Notes were exchanged for 350,000 shares of common stock and 1,250 shares of Series X preferred stock (see below). On August 26, 2022, 479,316 liability classified warrants were reclassified to equity. As of September 30, 2022, there are no liability classified warrants.

Warrant Exchange

On August 3, 2022, the Company entered into a warrant exchange agreement (the “Warrant Exchange Agreement”) with a holder of certain warrants to purchase the Company’s common stock. The warrants were issued in connection with the Company’s 2020 Notes. Pursuant to the Warrant Exchange Agreement, the Company exchanged 750,000 warrants for 350,000 shares of common stock and 1,250 shares of Series X preferred stock at the consummation of the Company’s initial public offering (See Note 8).

A summary of significant unobservable inputs (Level 3 inputs) used in measuring warrants on issuance date, August 26, 2022, and during the period January 1, 2022 through August 26, 2022, is as follows:

			January 1 2022 -
	July 2022	August 26, 2022	August 26, 2022
Dividend yield	0%	0%	0%
Expected price volatility	57.0%	57.0%	57.0%- 105.0%
Risk free interest rate	2.70% -2.82%	2.39%-3.40%	0.17%-3.40%
Expected term (in years)	5.0	0.1-4.9	0.1-4.0

Significant changes in the expected price volatility and expected term would result in significantly lower or higher fair value measurement of the warrants, respectively.

The following tables classify the Company’s liabilities measured at fair value on a recurring basis into the fair value hierarchy as of September 30, 2022 and December 31, 2021:

Fair value measured at September 30, 2022
		Quoted prices in active	Significant other	Significant
	Total carrying value at	markets	observable inputs	unobservable inputs
	September 30, 2022	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Convertible notes	$156,486	$—	$—	$156,486

	Fair value measured at December 31, 2021
		Quoted prices in active	Significant other	Significant
	Total carrying value at	markets	observable inputs	unobservable inputs
	December 31, 2021	(Level 1)	(Level 2)	(Level 3)
Liabilities:
SAFE liability	$4,824,217	$—	$—	$4,824,217
Warrant liability	$4,516,485	$—	$—	$4,516,485

For the three and nine months ended September 30, 2022, there was a change of approximately $3.3 million and $1.8 million in Level 3 liabilities measured at fair value, respectively.

The fair value of the convertible notes may change significantly as additional data is obtained, impacting the Company’s assumptions used to estimate the fair value of the liabilities. In evaluating this information, considerable judgment is required to interpret the data used to develop the assumptions and estimates. The estimates of fair value may not be indicative of the amounts that could be realized in a current market exchange. Accordingly, the use of different market assumptions and/or different valuation techniques may have a material effect on the estimated fair value amounts, and such changes could materially impact the Company’s results of operations in future periods.

The following table presents changes in Level 3 liabilities measured at fair value for the nine months ended September 30, 2022. Unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category. Unrealized gains and losses associated with liabilities within the Level 3 category include changes in fair value that were attributable to unobservable (e.g., changes in unobservable long-dated volatilities) inputs.

	Convertible Notes	SAFE Liability	Warrant Liability
Balance at December 31, 2021	$—	$4,824,217	$4,516,485
Issuance of convertible notes and warrants	1,353,720	—	278,494
Conversion of SAFE liability to Series X preferred stock	—	(10,000,000)	—
Issuance of common stock in connection with conversion of notes payable	(1,159,500)	—	—
Issuance of Series X preferred stock in connection with conversion of notes payable	(296,819)	—	—
Warrants exchanged for shares of common stock and Series X preferred stock	—	—	(2,009,207)
Loss on extinguishment of debt	3,940	—	—
Change in fair value	255,145	(163,025)	(1,873,192)
Reclassification of warrants to equity	—	—	(912,580)
Loss on conversion of SAFE	—	5,338,808	—
Balance at September 30, 2022	$156,486	$—	$—

Note 3. Fair Value Measurements

Simple Agreement for Future Equity

On March 19, 2021, the Company entered into a SAFE agreement with an investor. At issuance date, the Company classified the cash received of $5.0 million as a liability, with changes in fair value recognized as other expense on the statements of operations and disclosed in the financial statements. (See Note 6).

A summary of significant unobservable inputs (Level 3 inputs) used in measuring the SAFE during the year ended December 31, 2021, is as follows:

Year Ended
December 31, 2021
Dividend yield	—
Expected price volatility	50.0%
Risk free interest rate	0.06% – 0.07%
Expected term (in years)	1.0 – 5.0

Warrants

During the year ended December 31, 2020, the Company issued 1,034,176 common stock warrants in association with its convertible notes. As of December 31, 2021, 1,034,176 warrants were outstanding. The warrants were classified as liabilities and measured at fair value on the grant date, with changes in fair value recognized as other expense on the statements of operations and disclosed in the financial statements.

A summary of significant unobservable inputs (Level 3 inputs) used in measuring warrants during the years ended December 31, 2021 and 2020, is as follows:

Years Ended December 31,
	2021	2020
Dividend yield	—	—
Expected price volatility	76.8% – 112.1%	108.7% – 114.4%
Risk free interest rate	0.05% – 1.09%	0.10% – 0.38%
Expected term (in years)	1.0 – 5.0	1.0 – 5.0

Significant changes in the expected price volatility and expected term would result in significantly lower or higher fair value measurement of the warrants, respectively.

Contingent Interest

During the year ended December 31, 2020, the Company recorded a derivative liability resulting from the contingent interest feature within its convertible notes. The Company recorded contingent interest on its convertible notes due to the interest rate increasing from 10% to 15% per annum, if the Company has not consummated a Qualified Offering on or before the date that is 9 months from the note issuance dates (See Note 5). The fair value of the contingent interest was estimated using the Monte Carlo simulation model on the dates the notes were issued and was subsequently revalued. During the year ended December 31, 2021, all of the Company’s notes were converted into 1,137,594 shares of the Company’s common stock, and the Company recognized a gain on the derivative liability of approximately $60,000. As of December 31, 2021, there is no derivative liability.

The following table reflects the assumptions used in the Monte Carlo simulation model at the notes issuance dates and during the year ended December 31, 2020:

Year Ended
December 31, 2020
Contingent interest rate	15.0%
Interest rate	10.0%
Expected term	0.8 – 1.0

Significant changes in the expected term and contingent interest rate would result in significantly lower or higher fair value measurement of the contingent interest derivative, respectively.

The following tables classify the Company’s liabilities measured at fair value on a recurring basis into the fair value hierarchy as of December 31, 2021 and 2020:

	Fair value measured at December 31, 2021
	Total carrying	Quoted prices in	Significant other	Significant
	value at	active markets	observable inputs	unobservable inputs
	December 31, 2021	(Level 1)	(Level 2)	(Level 3)
Liabilities:
SAFE liability	$4,824,217	$—	$—	$4,824,217
Warrant liability	$4,516,485	$—	$—	$4,516,485

	Fair value measured at December 31, 2020
	Total carrying	Quoted prices in	Significant other	Significant
	value at	active markets	observable inputs	unobservable inputs
	December 31, 2020	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant liability	$4,057,927	$—	$—	$4,057,927
Contingent Interest	$59,890	$—	$—	$59,890

For the years ended December 31, 2021 and 2020, there was a change of approximately $0.3 million and $1.6 million, respectively, in Level 3 liabilities measured at fair value.

The fair value of the warrant liability and SAFE liability may change significantly as additional data is obtained, impacting the Company’s assumptions used to estimate the fair value of the liabilities. In evaluating this information, considerable judgment is required to interpret the data used to develop the assumptions and estimates. The estimates of fair value may not be indicative of the amounts that could be realized in a current market exchange. Accordingly, the use of different market assumptions and/or different valuation techniques may have a material effect on the estimated fair value amounts, and such changes could materially impact the Company’s results of operations in future periods.

The following table presents changes in Level 3 liabilities measured at fair value for the years ended December 31, 2021 and 2020. Unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category. Unrealized gains and losses associated with liabilities within the Level 3 category include changes in fair value that were attributable to unobservable (e.g., changes in unobservable long-dated volatilities) inputs.

	SAFE Liability	Warrant Liability	Contingent Interest
Balance at December 31, 2019	$—	$—	$—
Issuance of warrants in connection with convertible notes	—	2,488,544	—
Contingent interest in connection with notes payable	—	—	55,394
Change in fair value	—	1,569,383	4,496
Balance at December 31, 2020	$—	$4,057,927	$59,890
Gain on conversion of notes	—	—	(59,890)
Issuance of SAFE	5,000,000	—	—
Change in fair value	(175,783)	458,558	—
Balance at December 31, 2021	$4,824,217	$4,516,485	$—